OTHER INVESTMENTS (Narrative) (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Level 1 [Member]
Disclosure Of Other Investments [Line Items]
Marketable securities	$ 4,270
Level 2 [Member]
Disclosure Of Other Investments [Line Items]
Marketable securities	$ 497